Fair value measurements - Derivatives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value measurements at reporting date
Change in fair value of derivatives	¥ 48,845	¥ 44,033	¥ 84,484
Derivatives liabilities - warrants
Fair value measurements at reporting date
Change in fair value of derivatives	70,882	39,593	74,014
Foreign currency forward contracts | Not designated as hedging instruments
Fair value measurements at reporting date
Change in fair value of derivatives	¥ (22,037)	¥ 4,440	¥ 10,470